Offerings	Sep. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Redeemable warrants included as part of the units
Amount Registered | shares	2,875,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Offering Note 1.a. Estimated solely for the purpose of calculating the registration fee. Offering Note 1.b. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends, or similar transactions. Offering Note 1.c. No fee pursuant to Rule 457(g) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the redeemable warrants included as part of the units
Amount Registered | shares	2,875,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 33,062,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,565.93
Offering Note	See Offering Notes 1.a. and 1.b.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Amount Registered | shares	17,250,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 172,500,000.00
Amount of Registration Fee	$ 23,822.25
Offering Note	See Offering Note 1.a. Offering Note 3.a. Includes 2,250,000 units, consisting of 2,250,000 Class A ordinary shares and 1,125,000 redeemable warrants, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any. The registrant previously registered (i) 17,250,000 units, with each unit consisting of one Class A ordinary share and one-third of one redeemable warrant to purchase one Class A ordinary share upon the consummation of an initial business combination and (ii) 5,750,000 Class A ordinary shares upon the exercise of the warrants.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	17,250,000
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1. The registrant previously registered (i) 17,250,000 units, with each unit consisting of one Class A ordinary share and one-third of one redeemable warrant to purchase one Class A ordinary share upon the consummation of an initial business combination and (ii) 5,750,000 Class A ordinary shares upon the exercise of the warrants.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Redeemable warrants included as part of the units
Amount Registered | shares	5,750,000
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the redeemable warrants included as part of the units
Amount Registered | shares	5,750,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 66,125,000.00
Amount of Registration Fee	$ 9,131.86
Offering Note	See Offering Notes 1.a. and 1.b.